CONDENSED FINANCIAL INFORMATION OF REGISTRANT - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions
Total revenues	$ 28,537	$ 33,879	$ 43,107
Total costs of revenues	17,391	13,827	15,827
Gross Profit	11,146	20,052	27,280
Operating expenses:
Total operating expenses	(50,767)	(45,132)	(61,312)
Loss from operations	(39,621)	(25,080)	(34,032)
Non-operating income (expense):
Other non-operating income (expenses)	188	764	44
Income tax benefit (expense)	0	81	(1,980)
Net loss	(39,258)	(26,259)	(40,257)
Parent Company
Condensed Balance Sheet Statements, Captions
Total revenues	28,537	33,879	38,047
Total costs of revenues	(17,391)	(13,827)	(15,827)
Gross Profit	11,146	20,052	22,220
Operating expenses:
Intercompany expenses	(27,837)	(4,869)	(9,755)
Other operating expenses	(18,413)	(17,328)	(15,885)
Total operating expenses	46,250	22,197	25,640
Loss from operations	(35,104)	(2,145)	(3,420)
Non-operating income (expense):
Share of loss of subsidiaries	(6,487)	(23,801)	(41,933)
Other non-operating income (expenses)	2,333	2,289	(8,938)
Loss before income tax expense	(39,258)	(23,657)	(54,291)
Net loss	$ (39,258)	$ (23,657)	$ (54,291)